Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 9 months
Gross carrying amount	$ 965,412	$ 996,877
Accumulated amortization	(578,981)	(693,062)
Goodwill	$ 2,700,658	2,425,418	$ 2,475,732
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 7 months 24 days
Gross carrying amount	$ 92,497	169,436
Accumulated amortization	$ (53,913)	(125,465)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 4 months 9 days
Gross carrying amount	$ 724,266	646,554
Accumulated amortization	$ (458,999)	(414,699)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	13 years 8 months 12 days
Gross carrying amount	$ 148,649	180,887
Accumulated amortization	$ (66,069)	$ (152,898)